CONDENSED CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE (LOSS)/INCOME (UNAUDITED) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
CONDENSED CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE (LOSS)/INCOME (UNAUDITED)
Revenue		$ 420,282	$ 467,023	$ 1,273,403	$ 1,615,755
Cost of sales	[1]	(201,745)	(358,883)	(662,745)	(962,628)
Administrative expenses		(97,099)	(93,835)	(347,558)	(291,877)
Net reversal of loss allowance/(net loss allowance) on trade receivables		4,286	(711)	2,107	(5,225)
Other income		63	33	1,656	369
Operating income		125,787	13,627	266,863	356,394
Finance income		25,732	5,823	49,696	18,233
Finance costs	[1]	(350,825)	(271,595)	(2,163,157)	(1,816,864)
Loss before income tax	[1]	(199,306)	(252,145)	(1,846,598)	(1,442,237)
Income tax expense		(6,397)	(16,659)	(40,669)	(89,118)
Loss for the period	[1]	(205,703)	(268,804)	(1,887,267)	(1,531,355)	[2]
Loss attributable to:
Owners of the Company	[1]	(204,143)	(266,830)	(1,878,540)	(1,523,021)
Non-controlling interests		(1,560)	(1,974)	(8,727)	(8,334)
Loss for the period	[1]	$ (205,703)	$ (268,804)	$ (1,887,267)	$ (1,531,355)	[2]
Loss per share - basic	[1]	$ (0.61)	$ (0.80)	$ (5.64)	$ (4.57)
Loss per share - diluted	[1]	$ (0.61)	$ (0.80)	$ (5.64)	$ (4.57)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	[1]	$ 227,539	$ 5,346	$ 1,264,063	$ 634,802
Other comprehensive income for the period, net of taxes	[1]	227,539	5,346	1,264,063	634,802	[2]
Total comprehensive income/(loss) for the period	[1]	21,836	(263,458)	(623,204)	(896,553)	[2]
Total comprehensive income/(loss) attributable to:
Owners of the Company	[1]	18,051	(254,269)	(592,175)	(896,612)
Non-controlling interests		3,785	(9,189)	(31,029)	59
Total comprehensive income/(loss) for the period	[1]	$ 21,836	$ (263,458)	$ (623,204)	$ (896,553)	[2]

[1]	Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).
[2]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).